Risks and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Assets and liabilities in foreign currencies
	12/31/2023	12/31/2022
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	371,474	311,017
Foreign trade receivables, net of allowance for expected credit losses	84,855	6,131
Other receivables	715,877	727,057
Other assets of foreign subsidiaries	152,393	280,738
	1,324,599	1,324,943
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and negative goodwill of notes in the foreign market (1)	(5,297,013)	(5,213,100)
Payables arising from imports	(1,730,426)	(1,939,984)
	(7,027,439)	(7,153,084)
Balance (gross) of foreign currency hedging instruments	5,309,125	5,274,302
Net liability position - total	(393,715)	(553,839)
Net liability position - effect on statement of income	(382,858)	(553,839)
Net liability position - effect on equity	(10,857)	-

(1)	As of December 31, 2023, the amount of negative goodwill of notes in the foreign market was R$ 8,107 (R$ 10,968 as of December 31, 2022).

Sensitivity analysis of assets and liabilities in foreign currency

The table below shows the effects of the exchange rate changes on the net liability position of R$ 393,715 in foreign currency as of December 31, 2023:

	Risk	Probable Scenario
Effect on statement of income	Real devaluation	(7,935)
Effect on equity	Real devaluation	(225)
	Net effect	(8,160)
Effect on statement of income	Real appreciation	7,935
Effect on equity	Real appreciation	225
	Net effect	8,160

(*) Average US dollar on December 31, 2023, according to benchmark rates as published by B3.

Financial assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

	Note	12/31/2023	12/31/2022
DI
Cash equivalents	4.a	5,476,726	5,204,766
Financial investments	4.b	82,592	406,683
Trade receivables - sale of subsidiaries	5.c	208,487	369,508
Loans and debentures	15	(1,242,524)	(2,460,698)
Liability position of foreign exchange hedging instruments - DI	26.g	(4,629,475)	(2,651,609)
Liability position of fixed interest instruments + IPCA - DI	26.g	(3,938,201)	(3,416,868)
Net liability position in DI		(4,042,395)	(2,548,218)

TJLP
Loans – TJLP	15	(1,264)	-
Net liability position in TJLP		(1,264)	-
Total net liability position exposed to floating interest		(4,043,659)	(2,548,218)

Sensitivity analysis of floating interest rate risk

The tables below show the incremental expenses and income that would be recognized in finance income, if the market curves of floating interest at the base date were applied to the average balances of the current year, due to the effect of floating interest rate.

		12/31/2023
Exposure to floating interest	Risk	Probable Scenario
Effect on interest of cash equivalents and financial investments	Decrease in DI (i)	(774)
Effect on interest of debt in DI	Decrease in DI (i)	17,516
Effect on income of short positions in DI of debt hedging instruments	Decrease in DI (i)	123,687
Incremental revenues/(expenses)		140,429
Effect on interest of debt in TJLP	TJLP decrease	7
Incremental expenses		7

(i)	The annual base rate used was 13.04% and the sensitivity rate was 10.82% according to reference rates made available by B3, proportional to the 12 months period to sensitivity analysis.

Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments

The credit risk of financial institutions and governments related to cash and cash equivalents, financial investments and derivative financial instruments, by counterparty rating, is summarized below:

	Fair value
Counterparty credit rating	12/31/2023	12/31/2022
AAA	6,714,493	5,720,996
AA	408,375	809,583
A	464	3,457
Others (*)	47,231	50,926
Total	7,170,563	6,584,962

(*) Refers substantially to investments as minority interest, which are classified as long term investments.

Loss allowance for expected credit losses balances on trade receivables

The Company’s subsidiaries request guarantees related to trade receivables and other receivables in specific situations to customers. The Company’s subsidiaries maintained the following allowance for expected credit losses from its trade receivables and reseller financing:

	12/31/2023	12/31/2022
Ipiranga	350,375	373,514
Ultragaz	116,583	120,076
Ultracargo	1,301	2,450
Others	591	‐
Total	468,850	496,040

Credit risk exposure

The table below presents information on credit risk exposure, resulting from balances of trade receivables and reseller financing:

	12/31/2023			12/31/2022
	Weighted average rate of losses	Accounting balance	Allowance for expected credit losses	Weighted average rate of losses	Accounting balance	Allowance for expected credit losses
Current	0.5%	4,412,278	24,131	0.5%	4,756,388	22,752
Less than 30 days	17.6%	61,451	4,683	7.5%	29,817	2,230
31-60 days	4.9%	57,753	2,841	11.1%	22,633	2,516
61-90 days	15.3%	23,845	3,646	26.5%	32,522	8,617
91-180 days	32.9%	47,430	15,609	34.4%	58,529	20,159
More than 180 days	48.8%	856,602	417,940	50.7%	868,072	439,766
		5,459,359	468,850		5,767,961	496,040

Summary of loss allowance for expected credit losses balances by geographic area

The information on allowance for expected credit losses balances by geographic area is as follows:

	12/31/2023	12/31/2022
Brazil	467,545	495,929
United States of America and Canada	9	61
Other Latin American countries	40	31
Europe	425	5
Others	831	14
	468,850	496,040

Positions of derivative financial instruments to hedge commodity price risk

The table below shows the sensitivity analysis and positions of derivative financial instruments to hedge commodity price risk as of December 31, 2023 and December 31, 2022:

Derivative	Contract			Notional amount (m3)		Notional amount (USD thousand)		Fair value (R$ thousand)		Possible scenario (∆ of 10% - R$ thousand)
	Position	Product	Maturity	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Commodity Forward	Sold	Heating Oil	Feb-24	189,113	158,828	131,473	150,498	21,918	(52,214)	(2,308)	(124,293)
Commodity Forward	Sold	RBOB	Feb-24	6,677	52,466	3,807	31,382	440	(15,481)	(11)	(33,404)
Commodity Forward	Sold	Soybean Oil	Mar-24	1,951	-	2,977	-	(52)	-	22	-
Commodity Forward	Sold	Sea Freight	Jan-24	40,000	-	1,533	-	(1,505)	-	3,428	-
Commodity Forward	Sold	Marine Fuel	Mar-24	1,727	-	8,231	-	(99)	-	1,532	-
								20,702	(67,695)	2,663	(157,697)

Contractual undiscounted cash outflows

The table below presents a summary of financial liabilities and leases payable as of December 31, 2023 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash flows, and, therefore, these amounts may be different from the amounts disclosed in the statement of financial position.

	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans, including future contractual interest (1) (2)	13,410,042	2,363,334	4,870,579	3,257,994	2,918,135
Derivative financial instruments (3)	1,874,134	673,031	752,126	387,637	61,340
Trade payables	4,682,671	4,682,671	‐	‐	‐
Trade payables - reverse factoring	1,039,366	1,039,366	-	-	-
Leases payable	2,309,776	418,450	549,950	337,721	1,003,655
Financial liabilities of customers	362,581	18,670	343,911	-	‐
Contingent consideration	112,196	‐	‐	112,196	‐
Other payables	190,090	176,813	11,409	1,868	-

(1)	The interest on loans was estimated based on the US dollar futures contracts, Yen futures contracts, Euro futures contracts and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2023.
(2)	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
(3)

The derivative financial instruments were estimated based on the US dollar futures contracts and the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2023. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

Schedule of leverage ratio at the end of the year

The leverage ratio at the end of the year is as follows:

	12/31/2023	12/31/2022
Gross debt (a)	13,291,951	13,274,130
Cash, cash equivalents, and short-term investments (b)	7,170,563	6,584,962
Net debt = (a) - (b)	6,121,388	6,689,168
Equity	14,029,826	12,174,968
Net debt-to-equity ratio	43.63%	54.94%

Position of hedging instruments

The table below summarizes the gross balance of the position of hedging instruments contracted as well as of the gains (losses) that affect the equity and the statement of income of the Company and its subsidiaries:

Derivatives designated as hedge accounting
Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Fair value as of 12/31/2023		Gains (losses) as of 12/31/2023
		Assets	Liabilities			12/31/2023	Assets	Liabilities	Income Statement	Equity
Foreign exchange swap	Financing	USD + 0.00%	53.60% of DI	Oct-26	26.h.2	USD 234,000	-	(106,657)	(145,949)	(10,857)
Foreign exchange swap	Financing	USD + 5.47%	110.02% of DI	Sept-25	26.h.1	USD 206,067	-	(119,094)	(223,555)	-
Foreign exchange swap	Financing	EUR + 5.12%	111.93% of DI	Jan-24	26.h.1	EUR 22,480	-	(22,529)	(23,304)	-
Foreign exchange swap	Financing	JPY + 1.50%	109.40% of DI	Mar-25	26.h.1	JPY12,564,393	-	(120,746)	(130,726)	-
Interest rate swap	Financing	IPCA + 5.03%	102.87% of DI	Jun-32	26.h.1	BRL 3,226,054	598,311	-	260,301	-
Interest rate swap	Financing	10.48%	103.64% of DI	Jun-27	26.h.1	BRL 615,791	12,515	(3,182)	10,694	-
Commodity Forward	Firm commitments	BRL	Heating Oil/ RBOB	Jan-24	26.h.1	USD 129,894	22,343	(854)	(50,977)	-
NDF	Firm commitments	BRL	USD	Feb-24	26.h.1	USD 211,179	3,959	(833)	19,012	-
							637,128	(373,895)	(284,504)	(10,857)

Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Fair value as of 12/31/2022		Gains (losses) as of 12/31/2022
		Assets	Liabilities			12/31/2022	Assets	Liabilities	Income Statement	Equity
Foreign exchange swap	Financing	USD + 4.95%	106.67% of DI	Sept-25	26.h.1	USD 221,339	106,550	(9,243)	(121,296)	-
Foreign exchange swap	Financing	EUR + 3.42%	111.60% of DI	Mar-23	26.h.1	EUR 9,709	1,954	-	2,573	-
Foreign exchange swap	Financing	USD + LIBOR-3M + 1.14%	105.00% of DI	-	26.h.1	-	-	-	(21,566)	-
Interest rate swap	Financing	IPCA + 5.03%	102.87% of DI	Jun-32	26.h.1	BRL 3,226,054	173,741	(59,789)	(143,762)	-
Interest rate swap	Financing	6.47%	99.94% of DI	Nov-24	26.h.1	BRL 90,000	-	(9,513)	(5,069)	-
Commodity Forward	Firm commitments	BRL	Heating Oil/ RBOB	Jul-23	26.h.1	USD 181,880	2,936	(70,630)	(944,896)	-
NDF	Firm commitments	BRL	USD	Jan-23	26.h.1	USD 127,233	4,712	(3,074)	53,672	-
							289,893	(152,249)	(1,180,344)	-

Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Gains (losses) as of 12/31/2021
		Assets	Liabilities			12/31/2021	Income Statement	Equity
Foreign exchange swap	Financing	USD + 4.65	104.87% DI	Sept-23	26.h.1	125,000	11,712	-
Foreign exchange swap	Financing	USD + LIBOR-3M	105.00% DI	Jun-22	26.h.1	50,000	10,779	-
Interest rate swap	Financing	4.59% + IPCA	102.00% DI	Sept-28	26.h.1	2,226,054	(17,922)	-
Interest rate swap	Financing	6.47%	99.94% DI	Nov-24	26.h.1	90,000	(10,088)	-
Term	Firm commitments	BRL	Heating Oil/ RBOB	Jan-22	26.h.1	120,260	(130,773)	-
NDF	Firm commitments	BRL	USD	Jan-22	26.h.1	68,361	813	-
							(135,479)	-

Derivatives not designated as hedge accounting
Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Fair value as of 12/31/2023		Gains (losses) as of 12/31/2023
		Assets	Liabilities		12/31/2023	Assets	Liabilities	Income Statement	Equity
Foreign exchange swap	Financing	USD + 0.00%	52.99% of CDI	Jun-29	USD 375,000	186,925	(45,877)	(188,395)	-
NDF	Firm commitments	USD	BRL	Mar-24	USD 457,099	1,468	(8,409)	(105,597)	-
Commodity forward	Firm commitments	BRL	Heating Oil/ Marine Fuel/Others	Mar-24	USD 18,127	1,524	(2,310)	5,489	-
Interest rate swap	Financing	USD + 5.25%	1.36% of CDI	Jun-29	USD 300,000	-	(196,243)	9,257	-
						189,917	(252,839)	(279,246)	-

Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Fair value as of 12/31/2022		Gains (losses) as of 12/31/2022
		Assets	Liabilities		12/31/2022	Assets	Liabilities	Income Statement	Equity
Foreign exchange swap	Financing	0.00%	53.0% of CDI	Jun-29	USD 375,000	230,145	(9,174)	(85,474)	-
NDF	Financing	USD	BRL	Jul-23	USD1,116,702	36,472	(54,067)	(440,359)	-
Interest rate swap	Financing	USD + 5.25%	CDI - 1.36%	Jun-29	USD 300,000	-	(308,821)	(266,445)	-
						266,617	(372,062)	(792,278)	-

Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Gains (losses) as of 12/31/2021
		Assets	Liabilities		12/31/2021	Income Statement	Equity
NDF	Firm commitments	USD	BRL	Jun-22	625,762	54,743	-
Interest rate swap	Financing	5.25%	DI - 1.36%	Jun-29	300,000	(109,081)	-
Foreign exchange swap	Financing	2.67%	100.00%	May-21	-	17	-
						(54,321)	-

1 Currency as indicated.

2 Amounts, net of income tax.

Summary of foreign exchange hedging instruments designated as fair value hedge

The foreign exchange hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2023	12/31/2022	12/31/2021
Notional amount – US$	206,067	221,339	175,000
Result of hedging instruments - gain/(loss) - R$	(223,555)	(142,863)	21,812
Fair value adjustment of debt - R$	(3,768)	28,000	47,064
Financial result of the debt - R$	117,983	28,291	(105,059)
Average effective cost - DI %	110	107	105

Notional amount – EUR	22,480	9,709	-
Result of hedging instruments - gain/(loss) - R$	(23,304)	2,573	-
Fair value adjustment of debt - R$	230	(8)	-
Financial result of the debt - R$	2,756	‐	-
Average effective cost - DI %	112	112	-
Notional amount – JPY	12,564,393	-	-
Result of hedging instruments - gain/(loss) - R$	(130,726)	-	-
Fair value adjustment of debt - R$	(4,775)	-	-
Financial result of the debt - R$	63,670	-	-
Average effective cost - DI %	109	-	-

The interest rate hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2023	12/31/2022	12/31/2021
Notional amount – R$	3,226,054	3,226,054	2,226,054
Result of hedging instruments - gain/(loss) - R$	262,920	(143,762)	(17,922)
Fair value adjustment of debt - R$	(313,641)	(44,312)	166,374
Financial result of the debt - R$	(353,080)	(293,955)	(245,710)
Average effective cost - DI %	102.9	102.9	102.0

In thousands, except the DI %	12/31/2023	12/31/2022	12/31/2021
Notional amount – R$	615,791	90,000	90,000
Result of hedging instruments - gain/(loss) - R$	8,074	(5,069)	(10,088)
Fair value adjustment of debt - R$	(10,163)	(486)	11,756
Financial result of the debt - R$	(16,637)	(6,330)	(5,914)
Average effective cost - DI %	103.6	99.9	99.9

The foreign exchange hedging instruments and commodities designated as fair value hedge are as described below and are concentrated in subsidiary IPP. The objective of this relationship is to transform the cost of the imported product from fixed to variable until fuel blending, as occurs with the price adopted in its sales. IPP carries out these operations with over-the-counter derivatives that are designated in a hedge accounting relationship, as a fair value hedge in an amount equivalent to the inventories of imported product.

In thousands	12/31/2023	12/31/2022	12/31/2021
Notional amount – US$	341,074	309,113	188,621
Result of hedging instruments - gain/(loss) - R$	(62,064)	(891,223)	(129,670)
Notional amount – US$	61,625	34,126	(4,352)

Fair values and the carrying values of the financial instruments

The fair values and the carrying amounts of the financial instruments, including derivative instruments and the hierarchy of fair value for each class of financial instruments, are stated below:

		Carrying value			Fair value
12/31/2023	Note	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Cash and banks	4.a	-	-	125,152	-	-	-
Securities and funds in local currency	4a	-	-	5,476,726	-	-	-
Securities and funds in foreign currency	4.a	-	-	323,810	-	-	-
Financial investments
Securities and funds in local currency	4.b	82,592	-	-	-	82,592	-
Derivative financial instruments and other financial assets	4.b	1,162,283	-	-	-	1,162,283	-
Trade receivables	5.a	-	-	4,269,473	-	-	-
Reseller financing	5.b	-	-	1,189,886	-	-	-
Trade receivables - sale of subsidiaries	5.c	-	-	924,364	-	-	-
Other receivables		-	-	393,036	-	-	-

Total		1,244,875	-	12,702,447	-	1,244,875	-

Financial liabilities:
Financing	15.a	1,584,452	-	4,449,857	-	1,584,452	-
Debentures	15.a	4,618,704	-	488,269	-	4,618,704	-
Foreign exchange, interest rate and commodity hedging instruments	15.a	626,735	-	-	-	626,735	-
Trade payables	16.a	-	-	4,682,671	-	-	-
Trade payables - reverse factoring	16.b	-	-	1,039,366	-	-	-
Subscription warrants – indemnification	19	87,299	-	-	-	87,299	-
Financial liabilities of customers		-	-	308,934	-	-	-
Contingent consideration	28.a	112,196	-	-	-	-	112,196
Other payables		-	-	190,090	-	-	-

Total		7,029,386	-	11,159,187	-	6,917,190	112,196

		Carrying value			Fair value
12/31/2022	Note	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Cash and banks	4.a	-	-	111,797	-	-	-
Securities and funds in local currency	4.a	-	-	5,204,766	-	-	-
Securities and funds in foreign currency	4.a	-	-	305,206	-	-	-
Financial investments		-	-	-	-	-	-
Securities and funds in local currency	4.b	406,683	-	-	-	406,683	-
Derivative financial instruments and other financial assets	4.b	556,510	-	-	-	556,510	-
Trade receivables	5.a	-	-	4,533,327	-	-	-
Reseller financing	5.b	-	-	1,234,634	-	-	-
Trade receivables - sale of subsidiaries	5.c	-	-	1,096,565	-	-	-
Other receivables		-	-	235,586	-	-	-
Total		963,193	-	12,721,881	-	963,193	-

Financial liabilities:
Financing	15.a	1,216,341	-	3,973,816	-	1,216,341	-
Debentures	15.a	3,575,195	-	2,460,698	-	5,949,028	-
Foreign exchange, interest rate and commodity hedging instruments	15.a	524,311	-	-	-	524,312	-
Trade payables	16.a	-	-	4,710,952	-	-	-
Trade payables - reverse factoring	16.b	-	-	2,666,894	-	-	-
Subscription warrants – indemnification	19	42,776	-	-	-	42,776	-
Financial liabilities of customers		450,586	-	-	450,586	-	-
Contingent consideration	28.a	89,640	-	-	-	-	89,640

Total		5,898,849	-	13,812,360	450,586	7,732,457	89,640